Trade and Other Receivables (Current)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Trade and Other Receivables Text Block Abstract
Schedule of trade and other receivables (Current)

9. Trade and other receivables (Current)

Current	Consolidated
	2022	2021
	$	$
Other receivables	-	53,447
GST recoverable	294,717	115,641
	294,717	169,088

Expected credit losses

The Group applies the AASB 9 (IFRS 9) simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not have a significant financing component. In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due and also according to the geographical location of customers.

10. Trade and other receivables (Current)

	Consolidated
	30 June 2021	30 June 2020
Current
Trade receivables	$—	$225,125
Other receivables	53,447	51,026
GST recoverable	115,641	137,117
	$169,088	$413,268

Opening receivables, contract assets and contract liabilities with customers:

There was no revenue recognized in the years ended 30 June 2021 and 2020 from performance obligations satisfied (or partially satisfied) in previous years.

Expected credit losses

The Group applies the IFRS 9 simplified model of recognising lifetime expected credit losses for all trade receivables as these items do not have a significant financing component.

In measuring the expected credit losses, the trade receivables have been assessed on a collective basis as they possess shared credit risk characteristics. They have been grouped based on the days past due and also according to the geographical location of customers.